Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments - Debt Instruments Valued At Fair Value - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Total	$ 902,355	$ 839,744
Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile
Instruments issued by the Chilean Government and Central Bank of Chile [Member] | Debt financial instruments from the Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile
Instruments issued by the Chilean Government and Central Bank of Chile [Member] | Bonds and Promissory notes from the General Treasury of the Republic [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile	902,355	839,744
Other Finacial Instruments issued in Chile [Member] | Debt financial instruments from other domestic banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Other Finacial Instruments issued in Chile
Other Finacial Instruments issued in Chile [Member] | Bonds and trade effects from domestic companies [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Other Finacial Instruments issued in Chile
Other Finacial Instruments issued in Chile [Member] | Other debt financial instruments issued in the country [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Other Finacial Instruments issued in Chile
Financial Instruments issued Abroad [Member] | Debt Financial Instruments From Foreign Central Banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Financial Instruments issued Abroad
Financial Instruments issued Abroad [Member] | Debt Financial Instruments from Foreign Governments and Fiscal Entities [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Financial Instruments issued Abroad
Financial Instruments issued Abroad [Member] | Debt financial instruments from other foreign banks [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Financial Instruments issued Abroad
Financial Instruments issued Abroad [Member] | Bonds and trade effects from foreign companies [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Financial Instruments issued Abroad
Financial Instruments issued Abroad [Member] | Other debt financial instruments issued abroad [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Financial Instruments issued Abroad
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments [Member] | Financial assets with no significant increase in credit risk since initial recognition (phase 1) [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments [Member] | Financial assets with a significant increase in credit risk since initial recognition, but without credit impairment (phase 2) [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments [Member] | Financial assets with credit impairment (phase 3) [Member]
Financial Assets at Amortized Cost (Details) - Schedule of debt financial instruments [Line Items]
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments